8. SCHEDULE OF PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Machinery and equipment	$ 204,145
Leasehold improvements	600,000
Furniture and fixtures	146,936
Software and websites	108,961
Less: accumulated depreciation	(588,208)	(554,884)
Property and equipment, net	471,834	522,668	588,060
Purchased
Machinery and equipment	117,106
Leasehold improvements	600,000
Furniture and fixtures	45,676
Software and websites	64,112
Less: accumulated depreciation	388,497
Property and equipment, net	438,397
Capital Leases
Machinery and equipment	87,039
Leasehold improvements	0
Furniture and fixtures	101,260
Software and websites	44,849
Less: accumulated depreciation	199,711
Property and equipment, net	$ 33,437